Capital structure and financing - C.4. Lease liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Current	$ 123	$ 107	[1]	$ 0
Non-Current	897	988	[1]	$ 0
Lease liabilities	1,021	1,096
Expense relating to short-term leases (included in cost of sales and operating expenses)	(1)	(5)
Total cash outflow for leases	$ (267)	$ (249)

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).